Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Tabular Disclosure of Pay Versus Performance

The following table presents the pay versus performance information for our named executive officers. The amounts set forth in the table below under the headings "Compensation Actually Paid to PEO" and "Average Compensation Actually Paid to Non-PEO NEOs" have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term "compensation actually paid" is required by the SEC's rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by such individuals included in the table. Our Executive Chairman is our principal executive officer and is referred to as PEO in the headers of the following tables.

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ("TSR")(3) ($)	Net Loss (in thousands)(4) ($)
2025	1,165,657	887,668	135,900	135,900	1.94	(2,488)
2024	681,136	595,609	343,084	325,899	10.68	(14,671)
2023	621,448	368,248	390,863	301,185	22.72	(17,259)

_____________

(1)
Represents the amounts of total compensation reported for Mr. Murphy (our Executive Chairman) for each corresponding year in the "Total" column of the Summary Compensation Table. Please refer to "Executive Compensation - Summary Compensation Table" for additional details.
(2)
Represents the amount of compensation actually paid as computed in accordance with Item 402(v) of Regulation S-K. Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our Non-PEO NEOs each year to determine the compensation actually paid:

	PEO			Average of Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$1,165,657	$681,136	$621,448	$135,900	$343,084	$390,863
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table(a)	428,113	—	73,921	—	15,446	73,921
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	163,003	—	60,894	—	7,502	60,894
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	(10,074)	(56,805)	(47,955)	—	—	(15,523)
Fair value at vesting date of equity awards granted during the year that vested during the year	—	—	7,691	—	5,020	7,691
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	(2,806)	(28,723)	(199,909)	—	(14,261)	(68,819)
Compensation Actually Paid	$887,668	$595,609	$368,248	$135,900	$325,899	$301,185

_____________

(a)
Represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.

(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2021. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's stock price at the end and the beginning of the measurement period by (ii) the Company's stock price at the beginning of the measurement period.
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on Form 10-K for the years ended March 31, 2025 and 2024, as filed with the SEC on June 5, 2025 and May 31, 2024, respectively.

Named Executive Officers, Footnote
(1)
Represents the amounts of total compensation reported for Mr. Murphy (our Executive Chairman) for each corresponding year in the "Total" column of the Summary Compensation Table. Please refer to "Executive Compensation - Summary Compensation Table" for additional details.

Peer Group Issuers, Footnote
(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2021. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's stock price at the end and the beginning of the measurement period by (ii) the Company's stock price at the beginning of the measurement period.

PEO Total Compensation Amount	$ 1,165,657	$ 681,136	$ 621,448
PEO Actually Paid Compensation Amount	$ 887,668	595,609	368,248
Adjustment To PEO Compensation, Footnote	Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our Non-PEO NEOs each year to determine the compensation actually paid:

	PEO			Average of Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$1,165,657	$681,136	$621,448	$135,900	$343,084	$390,863
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table(a)	428,113	—	73,921	—	15,446	73,921
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	163,003	—	60,894	—	7,502	60,894
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	(10,074)	(56,805)	(47,955)	—	—	(15,523)
Fair value at vesting date of equity awards granted during the year that vested during the year	—	—	7,691	—	5,020	7,691
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	(2,806)	(28,723)	(199,909)	—	(14,261)	(68,819)
Compensation Actually Paid	$887,668	$595,609	$368,248	$135,900	$325,899	$301,185

_____________

(a)
Represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.

(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2021. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's stock price at the end and the beginning of the measurement period by (ii) the Company's stock price at the beginning of the measurement period.
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on Form 10-K for the years ended March 31, 2025 and 2024, as filed with the SEC on June 5, 2025 and May 31, 2024, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 135,900	343,084	390,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 135,900	325,899	301,185
Adjustment to Non-PEO NEO Compensation Footnote	Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our Non-PEO NEOs each year to determine the compensation actually paid:

	PEO			Average of Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$1,165,657	$681,136	$621,448	$135,900	$343,084	$390,863
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table(a)	428,113	—	73,921	—	15,446	73,921
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	163,003	—	60,894	—	7,502	60,894
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	(10,074)	(56,805)	(47,955)	—	—	(15,523)
Fair value at vesting date of equity awards granted during the year that vested during the year	—	—	7,691	—	5,020	7,691
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	(2,806)	(28,723)	(199,909)	—	(14,261)	(68,819)
Compensation Actually Paid	$887,668	$595,609	$368,248	$135,900	$325,899	$301,185

_____________

(a)
Represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.

(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2021. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's stock price at the end and the beginning of the measurement period by (ii) the Company's stock price at the beginning of the measurement period.
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on Form 10-K for the years ended March 31, 2025 and 2024, as filed with the SEC on June 5, 2025 and May 31, 2024, respectively.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our non-PEO NEOs and the Company's cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The graph below shows the relationship between the compensation actually paid to our PEO, the average of compensation actually paid to our non-PEO NEOs and our net loss during the three most recently completed fiscal years.

We do not use net loss as a performance measurement in our executive compensation. As a pre-commercial stage company, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Amount	$ 1.94	10.68	22.72
Net Income (Loss)	$ (2,488,000)	$ (14,671,000)	$ (17,259,000)
PEO Name		Mr. Murphy	Mr. Murphy	Mr. Murphy
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on Form 10-K for the years ended March 31, 2025 and 2024, as filed with the SEC on June 5, 2025 and May 31, 2024, respectively.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (428,113)	$ 0	$ (73,921)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,003	0	60,894
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,074)	(56,805)	(47,955)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	7,691
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,806)	(28,723)	(199,909)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,446)	(73,921)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,502	60,894
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(15,523)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,020	7,691
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (14,261)	$ (68,819)